Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 1 of fair value hierarchy [member]
Fair Value and Fair Value Hierarchy of Financial Instruments [Line Items]
Financial liabilities
Fair value financial instrument
Level 2 [Member]
Fair Value and Fair Value Hierarchy of Financial Instruments [Line Items]
Financial liabilities
Fair value financial instrument
Level 3 [Member]
Fair Value and Fair Value Hierarchy of Financial Instruments [Line Items]
Financial liabilities
Fair value financial instrument